UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1241

Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2006

Item 1. Schedule of Investments

Eaton Vance Asian Small Companies Fund  as of May 31, 2006 (Unaudited)

Eaton Vance Asian Small Companies Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Asian Small Companies Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2006, the value of the Fund’s investment in the Portfolio was $255,818,625 and the Fund owned approximately 52.3% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Asian Small Companies Portfolio                                                                                                        as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
China — 6.5%
Containers & Packaging — 1.8%
Vision Grande Group Holdings Ltd.	8,588,000	$8,782,223
		$8,782,223
Hotels, Restaurants & Leisure — 0.8%
Ctrip.Com International Ltd. (1)	85,200	4,098,120
		$4,098,120
Personal Products — 1.6%
Beauty China Holdings Ltd.	17,643,000	7,752,496
		$7,752,496
Textiles, Apparel & Luxury Goods — 2.3%
Ports Design Ltd.	8,237,500	11,425,665
		$11,425,665
Total China (identified cost $22,788,611)		$32,058,504
Hong Kong — 7.3%
Hotels, Restaurants & Leisure — 1.2%
Fairwood Holdings Ltd.	7,674,000	6,133,186
		$6,133,186
Household Durables — 0.2%
Chitaly Holdings Ltd.	4,136,000	1,117,261
		$1,117,261
Media — 1.3%
Pico Far East Holdings Ltd.	25,906,000	6,276,424
		$6,276,424
Textiles, Apparel & Luxury Goods — 4.6%
EganaGoldpfeil Holdings Ltd.	27,444,000	10,864,228
Peace Mark Holdings Ltd.	23,814,000	11,442,612
		$22,306,840
Total Hong Kong (identified cost $29,877,551)		$35,833,711
India — 5.9%
Auto Components — 0.5%
Motor Industries Co. Ltd.	38,300	2,499,661
		$2,499,661
Chemicals — 1.8%
United Phosphorus Ltd.	1,612,139	8,782,793
		$8,782,793

1

Diversified Financial Services — 1.2%
Financial Technologies (India) Ltd.	161,707	$5,727,676
		$5,727,676
Electrical Equipment — 0.6%
ABB Ltd.	61,000	3,059,007
		$3,059,007
Industrial Conglomerates — 1.8%
Siemens India Ltd.	60,500	6,430,595
Sintex Industries Ltd.	676,519	2,541,389
		$8,971,984
Total India (identified cost $17,567,211)		$29,041,121
Malaysia — 7.8%
Construction Materials — 1.9%
Lafarge Malayan Cement Berhad	44,183,100	9,187,067
		$9,187,067
Electronic Equipment & Instruments — 2.2%
Uchi Technologies BHD	11,620,300	10,829,204
		$10,829,204
Health Care Providers & Services — 2.5%
Pantai Holdings BHD	18,910,300	12,290,914
		$12,290,914
Wireless Telecommunication Services — 1.2%
Digi.Com Berhad (1)	2,059,500	5,728,711
		$5,728,711
Total Malaysia (identified cost $30,411,913)		$38,035,896
Philippines — 1.1%
Food Products — 1.1%
Universal Robina Corp.	14,789,200	5,266,812
		$5,266,812
Total Philippines (identified cost $5,062,401)		$5,266,812
Republic of Korea — 16.2%
Auto Components — 0.9%
Pyung Hwa Holdings Co. Ltd.	90,582	460,453
Pyung Hwa Industrial Co. Ltd. (1)(2)	639,957	3,782,976
		$4,243,429

2

Chemicals — 1.4%
Youlchon Chemical Co. Ltd.	638,790	$6,653,359
		$6,653,359
Commercial Services & Supplies — 2.4%
Fursys, Inc.	363,850	11,773,089
		$11,773,089
Construction & Engineering — 1.5%
Hyundai Engineering & Construction Co. (1)	151,890	7,400,181
		$7,400,181
Food Products — 1.6%
Binggrae Co. Ltd.	170,050	8,041,846
		$8,041,846
Health Care Equipment & Supplies — 1.5%
Standard Diagnostics, Inc.	556,953	7,493,187
		$7,493,187
Hotels, Restaurants & Leisure — 2.5%
Hana Tour Service, Inc.	155,205	12,008,965
		$12,008,965
IT Services — 1.0%
Duzon Digital Ware Co. Ltd.	260,016	4,914,753
		$4,914,753
Leisure Equipment & Products — 1.1%
Samick Musical Instruments Co. Ltd.	4,028,920	5,242,764
		$5,242,764
Pharmaceuticals — 2.3%
Hanmi Pharm Co. Ltd.	91,138	11,406,008
		$11,406,008
Total Republic of Korea (identified cost $58,417,194)		$79,177,581
Singapore — 22.6%
Air Freight & Logistics — 2.0%
Goodpack Ltd. (1)	8,905,000	9,836,550
		$9,836,550
Communications Equipment — 2.0%
Datacraft Asia Ltd. (1)	10,828,000	9,853,480
		$9,853,480
Diversified Consumer Services — 3.3%
Raffles Education Corp. Ltd.	10,605,000	16,270,525
		$16,270,525

3

Energy Equipment & Services — 4.9%
Advanced Holdings Ltd.	22,706,000	$8,887,919
Ezra Holdings Ltd.	9,438,800	14,988,015
		$23,875,934
Health Care Equipment & Supplies — 2.1%
LMA International NV (1)	23,474,000	10,451,054
		$10,451,054
IT Services — 2.4%
CSE Global Ltd.	18,321,000	11,467,321
		$11,467,321
Real Estate Management & Development — 3.5%
Ascott Group Ltd.	17,528,000	11,042,106
Hersing Corp. Ltd.	2,946,000	252,386
Keppel Land Ltd.	2,269,000	5,819,197
		$17,113,689
Road & Rail — 2.0%
SMRT Corp. Ltd.	14,116,000	9,775,639
		$9,775,639
Specialty Retail — 0.4%
Pertama Holdings Ltd.	7,217,000	1,740,360
		$1,740,360
Total Singapore (identified cost $88,874,540)		$110,384,552
Taiwan — 17.5%
Commercial Services & Supplies — 1.9%
Taiwan-Sogo Shinkong Security Corp.	10,630,000	9,193,948
		$9,193,948
Distributors — 2.1%
Test-Rite International Co.	13,446,266	10,010,721
		$10,010,721
Electronic Equipment & Instruments — 5.6%
Av Tech Corp.	1,815,000	9,681,533
Chroma Ate, Inc.	7,027,000	7,425,942
Motech Industries, Inc.	401,000	10,342,255
		$27,449,730
Hotels, Restaurants & Leisure — 1.9%
Formosa International Hotels Corp. (1)	3,669,000	9,086,472
		$9,086,472

4

Industrial Conglomerates — 1.5%
Chung-Hsin Electric & Machinery MFG. Corp.	10,793,000	$7,476,545
		$7,476,545
Leisure Equipment & Products — 3.0%
Johnson Health Tech Co. Ltd.	2,317,000	14,658,044
		$14,658,044
Machinery — 1.5%
Awea Mechantronic Co. Ltd.	4,184,400	7,552,031
		$7,552,031
Total Taiwan (identified cost $60,983,379)		$85,427,491
Thailand — 14.5%
Commercial Services & Supplies — 0.1%
Professional Waste Technology 1999 PCL	38,868,100	732,593
		$732,593
Health Care Providers & Services — 1.1%
Burmrungrad Hospital Public Co. Ltd.	6,558,100	5,493,696
		$5,493,696
Hotels, Restaurants & Leisure — 2.2%
Minor International PLC	38,464,090	10,773,973
		$10,773,973
Household Durables — 1.2%
Asian Property Development Public Co. Ltd.	65,556,500	5,729,935
		$5,729,935
Media — 3.2%
Major Cineplex Public Co. Ltd.	20,454,000	9,584,466
Mass Communication Organization of Thailand Public Co. Ltd.	215,200	218,298
Workpoint Entertainment Public Co. Ltd.	8,202,500	5,797,579
		$15,600,343
Real Estate Management & Development — 4.2%
Central Pattana PCL	15,974,800	8,363,770
CPN Retail Growth Property	6,368,900	1,767,286
LPN Development PLC	55,762,600	6,227,177
Siam Future Development Public Co. Ltd.	16,333,400	4,104,729
		$20,462,962
Specialty Retail — 0.5%
It City Public Co. Ltd.	8,651,400	2,332,707
		$2,332,707

5

Wireless Telecommunication Services — 2.0%
Total Access Communication PCL (1)	2,679,600	$9,646,560
		$9,646,560
Total Thailand (identified cost $58,110,978)		$70,772,769
Total Common Stocks (identified cost $372,093,779)		$485,998,437

Warrants — 0.1%

Security	Shares	Value
Thailand — 0.1%
Minor International Public Co. Ltd., Exp. 3/29/08 (1)	3,690,779	$550,718
		$550,718
Total Thailand (identified cost $0)		$550,718
Total Warrants (identified cost $0)		$550,718
Total Investments — 99.5% (identified cost $372,093,779)		$486,549,155
Other Assets, Less Liabilities — 0.5%		$2,324,358
Net Assets — 100.0%		$488,873,513

(1)	Non-income producing security.
(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
Singapore	22.7%	$ 110,384,552
Taiwan	17.6%	85,427,491
Republic of Korea	16.2%	79,177,581
Thailand	14.7%	71,323,487
Malaysia	7.8%	38,035,896
Hong Kong	7.3%	35,833,711
China	6.6%	32,058,504
India	6.0%	29,041,121
Philippines	1.1%	5,266,812
	100.0%	$ 486,549,155

The Portfolio did not have any open financial instruments at May 31, 2006.

6

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$372,093,779
Gross unrealized appreciation	$130,049,689
Gross unrealized depreciation	(15,594,313)
Net unrealized appreciation	$114,455,376

The net unrealized depreciation on currency was, $26,156.

7

Eaton Vance Global Growth Fund as of May 31, 2006 (Unaudited)

Eaton Vance Global Growth Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in the Global Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2006, the value of the Fund’s investment in the Portfolio was $82,516,104 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Global Growth Portfolio                                                                                                                         as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.9%

Security	Shares	Value
Airlines — 0.7%
AMR Corp. (1)	7,000	$172,620
Gol Linhas Aereas Inteligentes SA ADR	12,000	375,120
		$547,740
Automobiles — 1.9%
Honda Motor Co., Ltd. ADR	14,000	462,420
Toyota Motor Corp.	20,200	1,085,125
		$1,547,545
Beverages — 1.2%
Diageo PLC ADR	5,000	330,950
Fomento Economico Mexicano SA de CV ADR (1)	7,500	643,425
		$974,375
Biotechnology — 1.4%
Celgene Corp. (1)	27,000	1,119,150
		$1,119,150
Building Products — 0.0%
Goodman Global, Inc. (1)	1,209	20,493
		$20,493
Capital Markets — 4.4%
Deutsche Bank AG	2,000	229,320
E*Trade Financial Corp. (1)	58,000	1,407,660
Mitsubishi UFJ Securities Co., Ltd.	13,000	184,188
Nomura Holdings, Inc.	30,000	593,021
UBS AG	10,500	1,193,339
		$3,607,528
Chemicals — 0.0%
Arkema ADR (1)	375	13,487
		$13,487
Commercial Banks — 7.9%
Anglo Irish Bank Corp. PLC	16,000	249,988
Australia and New Zealand Banking Group, Ltd.	15,000	300,156
Banco Bilbao Vizcaya Argentaria SA ADR	15,000	311,250
Banco Santander Central Hispano SA ADR	16,000	231,200
Bank of Ireland	14,000	250,568
Barclays PLC ADR	16,000	741,600
BNP Paribas SA	3,200	299,264
Commerzbank AG	20,000	755,477
Danske Bank A/S	5,700	218,230
DBS Group Holdings, Ltd.	30,000	330,916

HBOS PLC	10,000	$171,147
HSBC Holdings PLC	40,000	695,077
Mitsubishi UFJ Financial Group, Inc. ADR	92,000	1,265,920
Shinsei Bank, Ltd.	50,000	334,435
Societe Generale	2,200	340,075
		$6,495,303
Communications Equipment — 1.9%
Nokia Oyj	20,000	429,400
Research in Motion, Ltd. (1)	17,264	1,120,261
		$1,549,661
Computer Peripherals — 1.3%
Apple Computer, Inc. (1)	17,200	1,028,044
Palm, Inc. (1)	3,000	49,440
		$1,077,484
Construction & Engineering — 0.4%
Vinci SA	4,000	368,718
		$368,718
Consumer Finance — 1.1%
Orix Corp.	3,000	870,391
		$870,391
Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc. (1)	2,800	99,680
DeVry, Inc. (1)	23,500	575,750
ITT Educational Services, Inc. (1)	2,500	162,500
		$837,930
Diversified Financial Services — 1.2%
Fortis	7,000	255,699
ING Groep N.V. ADR	19,600	768,516
		$1,024,215
Diversified Telecommunication Services — 1.8%
BT Group PLC ADR	23,000	1,020,280
Philippine Long Distance Telephone Co. ADR	12,000	451,920
		$1,472,200
Electric Utilities — 2.6%
British Energy Group PLC (1)	57,000	739,264
E.ON AG ADR	5,000	192,250
Endesa, SA	15,000	503,946
Enel SPA	33,000	294,890
Iberdrola SA	6,000	192,999
Scottish and Southern Energy PLC	9,000	190,467
		$2,113,816

Electronic Equipment & Instruments — 0.4%
CPI International, Inc. (1)	9,901	$168,317
Photon Dynamics, Inc. (1)	11,470	182,946
		$351,263
Energy Equipment & Services — 1.9%
Acergy SA ADR (1)	55,000	840,950
Dresser-Rand Group, Inc. (1)	11,140	269,142
Pride International, Inc. (1)	7,500	242,625
Transocean, Inc. (1)	2,750	223,768
		$1,576,485
Food & Staples Retailing — 1.0%
AEON Co., Ltd.	37,000	795,477
		$795,477
Food Products — 0.4%
Nestle SA	1,200	359,286
		$359,286
Health Care Equipment & Supplies — 0.9%
Dexcom, Inc. (1)	6,000	116,760
Mentor Corp.	15,000	605,850
		$722,610
Health Care Providers & Services — 1.5%
Caremark Rx, Inc.	4,000	191,880
DaVita, Inc. (1)	5,000	264,800
Henry Schein, Inc. (1)	11,000	506,990
Matria Healthcare, Inc. (1)	9,500	274,170
		$1,237,840
Health Care Technology — 0.5%
Per-Se Technologies, Inc. (1)	16,000	398,720
		$398,720
Hotels, Restaurants & Leisure — 3.1%
AEON Fantasy Co., Ltd.	28	1,044
Burger King Holdings, Inc. (1)	7,557	141,316
CKE Restaurants, Inc.	13,000	218,010
Intrawest Corp.	12,200	396,256
Krispy Kreme Doughnuts, Inc. (1)	13,000	122,590
Six Flags, Inc.	204,500	1,717,800
		$2,597,016

Household Durables — 1.1%
LG Electronics, Inc.	4,970	$360,184
Sealy Corp. (1)	13,243	173,881
Sekisui House, Ltd.	29,000	410,780
		$944,845
Industrial Conglomerates — 1.2%
Keppel Corp., Ltd.	120,000	1,030,214
		$1,030,214
Insurance — 3.8%
Admiral Group PLC	54,000	637,281
Aviva PLC	20,000	277,583
Axa ADR	27,200	945,200
Muenchener Rueckversicherungs-Gesellschaft AG	1,500	204,014
PartnerRe, Ltd.	10,000	614,200
Prudential PLC	40,000	434,945
		$3,113,223
Internet Software & Services — 2.1%
Google, Inc., Class A (1)	3,600	1,338,552
Greenfield Online, Inc. (1)	15,955	117,269
WebEx Communications, Inc. (1)	7,500	246,375
		$1,702,196
IT Services — 4.4%
CheckFree Corp. (1)	21,980	1,097,461
Gartner, Inc. (1)	40,000	626,000
Kanbay International, Inc. (1)	26,800	370,644
MasterCard, Inc., Class A (1)	10,500	471,870
MoneyGram International, Inc.	25,000	874,500
Ness Technologies, Inc. (1)	17,000	185,470
		$3,625,945
Machinery — 2.5%
KITZ Corp.	22,000	191,840
Komatsu, Ltd.	55,000	1,113,184
Parker Hannifin Corp.	4,800	374,496
Vallourec SA	300	377,519
		$2,057,039
Media — 0.1%
Getty Images, Inc. (1)	1,500	98,505
		$98,505
Metals & Mining — 6.9%
Anglo American PLC ADR	21,000	422,938
BHP Billiton, Ltd. ADR	5,000	216,400
Bolnisi Gold NL	154,865	269,036

Companhia Vale Do Rio Doce ADR	12,000	$468,120
Gabriel Resources, Ltd. (1)	90,000	241,155
Gammon Lake Resources, Inc. (1)	74,000	945,720
Glamis Gold, Ltd. (1)	21,816	836,862
Miramar Mining Corp. (1)	65,000	234,000
NovaGold Resources, Inc. (1)	24,952	316,641
Phelps Dodge Corp.	3,700	317,053
Rio Tinto PLC ADR	4,400	976,800
Teck Cominco, Ltd., Class B	5,800	369,299
Western Copper Corp. (1)	32,000	41,855
		$5,655,879
Multiline Retail — 0.7%
Big Lots, Inc. (1)	15,500	251,410
Saks, Inc.	22,000	353,100
		$604,510
Multi-Utilities — 1.0%
RWE AG	10,000	859,855
		$859,855
Office Electronics — 1.4%
Canon, Inc.	16,900	1,187,629
		$1,187,629
Oil, Gas & Consumable Fuels — 9.8%
BP PLC	70,000	825,652
EnCana Corp.	5,000	252,700
Hess Corp.	15,000	2,250,000
Imperial Energy Corp. PLC (1)	12,000	194,734
Norsk Hydro ASA ADR	16,000	451,200
Parallel Petroleum Corp. (1)	10,775	260,540
Petroleo Brasileiro SA ADR	9,700	740,692
Sibir Energy PLC (1)	21,000	175,689
Statoil ASA ADR	7,000	205,100
SXR Uranium One, Inc. (1)	102,318	899,621
Total SA ADR	15,000	978,150
Valero Energy Corp.	13,500	828,225
		$8,062,303
Personal Products — 0.3%
Herbalife, Ltd. (1)	7,117	279,342
		$279,342

Pharmaceuticals — 4.6%
Adams Respiratory Therapeutics, Inc. (1)	5,000	$231,400
Eisai Co., Ltd.	4,400	201,215
Endo Pharmaceuticals Holdings, Inc. (1)	13,270	389,342
Medicines Co. (The) (1)	12,000	222,000
Novartis AG ADR	5,000	277,400
Roche Holding AG	6,000	937,551
Shire Pharmaceuticals Group PLC ADR	27,500	1,215,225
Takeda Pharmaceutical Co., Ltd.	5,000	325,173
		$3,799,306
Real Estate Management & Development — 0.4%
Sun Hung Kai Properties, Ltd.	30,000	309,979
		$309,979
Road & Rail — 1.1%
Canadian Pacific Railway, Ltd.	13,000	679,900
West Japan Railway Co.	50	213,204
		$893,104
Semiconductors & Semiconductor Equipment — 1.5%
Atheros Communications, Inc. (1)	19,500	430,755
MEMC Electronic Materials, Inc. (1)	8,000	280,160
Micron Technology, Inc. (1)	25,000	414,000
Tessera Technologies, Inc. (1)	3,200	90,368
		$1,215,283
Software — 0.2%
UbiSoft Entertainment SA (1)	4,000	205,991
		$205,991
Specialty Retail — 1.2%
Circuit City Stores, Inc.	8,000	240,320
Men’s Wearhouse, Inc., (The)	8,000	270,960
OfficeMax, Inc.	6,000	247,980
Tweeter Home Entertainment Group, Inc. (1)	37,000	256,410
		$1,015,670
Tobacco — 1.6%
British American Tobacco PLC	15,000	375,304
Japan Tobacco, Inc.	150	537,838
Loews Corp. - Carolina Group	9,000	417,960
		$1,331,102
Trading Companies & Distributors — 2.0%
Mitsubishi Corp.	60,000	1,279,957
Mitsui and Co., Ltd.	25,000	355,976
		$1,635,933

Wireless Telecommunication Services — 3.5%
NII Holdings, Inc. (1)	33,000	$1,797,180
Rogers Communications, Inc., Class B	11,000	459,030
Tim Participacoes SA ADR	17,000	411,910
Vodafone Group PLC ADR	8,000	184,000
		$2,852,120
Total Common Stocks (identified cost $69,011,886)		$74,158,706

Commercial Paper — 4.4%

Security	Principal Amount (000’s omitted)	Value
General Electric Capital Corp., 5.07%, 6/1/06	$1,975	$1,975,000
Prudential Funding, 5.00%, 6/7/06	1,670	1,668,608
Total Commercial Paper (at amortized cost, $3,643,608)		$3,643,608

Short-Term Investments — 6.2%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.08%, 6/1/06	$1,631	$1,631,000
Societe Generale Time Deposit, 5.07%, 6/1/06	3,477	3,477,000
Total Short-Term Investments (at amortized cost, $5,108,000)		$5,108,000
Total Investments — 100.5% (identified cost $77,763,494)		$82,910,314
Other Assets, Less Liabilities — (0.5)%		$(394,005)
Net Assets — 100.0%		$82,516,309

ADR	—	American Depository Receipt
(1)		Non-income producing security.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	44.2%	$36,463,349
Japan	13.3%	10,946,397
United Kingdom	11.6%	9,608,936
Canada	7.8%	6,397,044
France	4.3%	3,528,404
Switzerland	3.4%	2,767,576
Germany	2.7%	2,240,916
Brazil	2.4%	1,995,842
Singapore	1.6%	1,361,130
Spain	1.5%	1,239,395
Luxembourg	1.0%	840,950
Australia	1.0%	785,592
Norway	0.8%	656,300
Mexico	0.8%	643,425
Bermuda	0.7%	614,200
Ireland	0.6%	500,556
Philippines	0.5%	451,920
Finland	0.5%	429,400
Republic of Korea	0.4%	360,184
Hong Kong	0.4%	309,979
Italy	0.4%	294,890
Belgium	0.3%	255,699
Denmark	0.3%	218,230
	100.5%	$82,910,314

The Portfolio did not have any open financial instruments at May 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$77,763,494
Gross unrealized appreciation	$8,039,338
Gross unrealized depreciation	(2,892,518)
Net unrealized appreciation	$5,146,820

The net unrealized appreciation on foreign currency was $6,174.

Eaton Vance Greater China Growth Fund  as of May 31, 2006 (Unaudited)

Eaton Vance Greater China Growth Fund (the Fund), a non-diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Greater China Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2006, the value of the Fund’s investment in the Portfolio was $183,661,522 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Greater China Growth Portfolio                                                                                                                                                                                                                                                                                                                                 as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
China — 43.6%
Auto Components — 1.6%
Minth Group, Ltd.	4,314,000	$2,918,970
		$2,918,970
Chemicals — 1.3%
Sinochem Hong Kong Holding, Ltd.	6,362,000	2,444,839
		$2,444,839
Commercial Banks — 4.0%
Bank of China, Ltd. — Class H (1)	9,634,000	3,663,543
China Construction Bank — Class H (1)	8,471,000	3,671,762
		$7,335,305
Containers & Packaging — 3.5%
Vision Grande Group Holdings, Ltd.	6,240,000	6,381,122
		$6,381,122
Electrical Equipment — 1.6%
Shanghai Electric Group Co., Ltd. — Class H (1)	8,012,000	2,900,117
		$2,900,117
Hotels, Restaurants & Leisure — 0.9%
FU JI Food and Catering Services Holdings, Ltd.	811,000	1,616,957
		$1,616,957
Household Durables — 1.6%
Samson Holding, Ltd. (1)	5,439,000	2,937,035
		$2,937,035
Industrial Conglomerates — 1.6%
Tianjin Development Holdings, Ltd.	4,608,000	3,015,705
		$3,015,705
Insurance — 2.3%
China Life Insurance Co., Ltd. — Class H (1)	2,875,000	4,284,314
		$4,284,314
Internet Software & Services — 1.3%
Tencent Holdings, Ltd.	1,144,000	2,464,751
		$2,464,751
Machinery — 2.0%
China Infrastructure Machinery Holdings, Ltd. (1)	3,138,000	1,739,378
Shanghai Prime Machinery Co., Ltd. — Class H (1)	5,702,000	2,021,308
		$3,760,686
Media — 2.0%
Focus Media Holding, Ltd. ADR (1)	58,200	3,676,494
		$3,676,494
Multiline Retail — 1.7%
Parkson Retail Group, Ltd. (1)	1,050,000	3,098,760
		$3,098,760
Oil, Gas & Consumable Fuels — 3.2%
CNOOC, Ltd.	3,310,000	2,543,920
PetroChina Co., Ltd.	3,016,000	3,263,403
		$5,807,323

1

Paper and Forest Products — 1.0%
Nine Dragons Paper Holdings, Ltd. (1)	2,150,000	$1,787,602
		$1,787,602
Real Estate Management & Development — 3.8%
China Overseas Land & Investment, Ltd.	3,116,000	1,815,947
Guangzhou R&F Properties Co., Ltd. — Class H (1)	907,000	5,068,077
		$6,884,024
Specialty Retail — 0.9%
GOME Electrical Appliances Holdings, Ltd.	2,091,000	1,595,572
		$1,595,572
Textiles, Apparel & Luxury Goods — 4.9%
Ports Design, Ltd.	4,034,000	5,595,282
Prime Success International Group	5,126,000	3,396,708
		$8,991,990
Transportation Infrastructure — 1.1%
COSCO Pacific, Ltd.	1,004,000	2,056,782
		$2,056,782
Wireless Telecommunication Services — 3.3%
China Mobile, Ltd.	1,177,000	6,071,500
		$6,071,500
Total China (identified cost $56,843,364)		$80,029,848
Hong Kong — 27.5%
Commercial Banks — 3.0%
BOC Hong Kong Holdings, Ltd.	1,073,500	2,070,917
HSBC Holdings PLC	197,731	3,444,990
		$5,515,907
Distributors — 2.0%
Integrated Distribution Services Group, Ltd.	2,341,000	3,602,414
		$3,602,414
Diversified Financial Services — 3.9%
Hong Kong Exchanges and Clearing, Ltd.	484,000	3,247,677
Jardine Matheson Holdings, Ltd.	216,604	3,963,853
		$7,211,530
Gas Utilities — 2.2%
Hong Kong and China Gas Co., Ltd.	1,796,000	4,021,771
		$4,021,771
Household Durables — 0.3%
Chitaly Holdings, Ltd.	2,062,000	557,010
		$557,010

2

Industrial Conglomerates — 1.1%
NWS Holdings, Ltd.	1,147,000	$2,025,614
		$2,025,614
Media — 1.4%
Tom Group, Ltd. (1)	13,030,000	2,591,345
		$2,591,345
Real Estate Management & Development — 7.7%
Cheung Kong Holdings, Ltd.	469,000	5,061,899
Chinese Estates Holdings, Ltd.	2,534,000	2,984,234
Great Eagle Holdings, Ltd.	574,000	1,774,200
Swire Pacific, Ltd. — Class A	348,500	3,294,857
Swire Pacific, Ltd. — Class B	660,000	1,141,089
		$14,256,279
Specialty Retail — 3.1%
Esprit Holdings, Ltd.	699,000	5,619,991
		$5,619,991
Textiles, Apparel & Luxury Goods — 1.5%
Peace Mark Holdings, Ltd.	5,700,000	2,738,846
		$2,738,846
Wireless Telecommunication Services — 1.3%
Hutchinson Telecommunications International, Ltd. (1)	1,474,000	2,386,259
		$2,386,259
Total Hong Kong (identified cost $41,095,537)		$50,526,966
Taiwan — 27.8%
Chemicals — 1.6%
Taiwan Fertilizer Co., Ltd.	1,809,000	2,936,961
		$2,936,961
Commercial Services & Supplies — 1.6%
Taiwan Secom Co., Ltd.	1,730,520	2,933,604
		$2,933,604
Computer Peripherals — 3.4%
Acer, Inc.	1,532,503	2,499,571
High Tech Computer Corp.	127,000	3,739,906
		$6,239,477
Distributors — 1.4%
Test-Rite International Co.	3,302,010	2,458,341
		$2,458,341
Diversified Consumer Services — 1.3%
104 Corp.	316,000	2,449,364
		$2,449,364

3

Electronic Equipment & Instruments — 2.8%
AU Optronics Corp.	1,404,910	$2,051,432
Hon Hai Precision Industry Co., Ltd.	257,000	1,647,620
Wintek Corp.	1,158,000	1,381,222
		$5,080,274
Hotels, Restaurants & Leisure — 1.7%
Formosa International Hotels Corp.	1,278,000	3,165,034
		$3,165,034
Insurance — 1.5%
Cathay Financial Holding Co., Ltd.	1,283,000	2,808,433
		$2,808,433
Leisure Equipment & Products — 3.3%
Johnson Health Tech Co., Ltd.	630,000	3,985,571
Largan Precision Co., Ltd.	100,000	2,121,619
		$6,107,190
Semiconductors & Semiconductor Equipment — 8.0%
MediaTek, Inc.	288,200	3,216,005
Novatek Microelectronics Corp., Ltd.	492,730	2,825,319
Powerchip Semiconductor Corp.	4,574,000	3,095,143
Taiwan Semiconductor Manufacturing Co., Ltd.	2,985,141	5,598,055
		$14,734,522
Wireless Telecommunication Services — 1.2%
Far EasTone Telecommunications Co., Ltd.	1,768,300	2,185,617
		$2,185,617
Total Taiwan (identified cost $40,097,021)		$51,098,817
Total Common Stocks (identified cost $138,035,922)		$181,655,631
Total Investments — 98.9% (identified cost $138,035,922)		$181,655,631
Other Assets, Less Liabilities — 1.1%		$2,006,128
Net Assets — 100.0%		$183,661,759

(1)          Non-income producing security.

4

Top Ten Holdings

Company	Industry Sector	Percentage of Net Assets	Value
Vision Grande Group Holdings, Ltd.	Containers & Packaging	3.5%	$6,381,122
China Mobile, Ltd.	Wireless Telecommunication Services	3.3	6,071,500
Esprit Holdings, Ltd.	Specialty Retail	3.1	5,619,991
Taiwan Semiconductor Manufacturing Co., Ltd.	Semiconductors & Semiconductor Equipment	3.0	5,598,055
Ports Design, Ltd.	Textiles, Apparel & Luxury Goods	3.0	5,595,282
Guangzhou R&F Properties Co., Ltd. — Class H	Real Estate Management & Development	2.8	5,068,077
Cheung Kong Holdings, Ltd.	Real Estate Management & Development	2.8	5,061,899
China Life Insurance Co., Ltd. — Class H	Insurance	2.3	4,284,314
Hong Kong and China Gas Co., Ltd.	Gas Utilities	2.2	4,021,771
Johnson Health Tech Co., Ltd.	Leisure Equipment & Products	2.2	3,985,571

Industry concentration — Below are the
top ten industry sectors represented in the
Portfolio of Investments (Unaudited)

Company	Percentage of Net Assets	Value
Real Estate Management & Development	11.5%	$21,140,303
Semiconductors & Semiconductor Equipment	8.0	14,734,522
Commercial Banks	7.0	12,851,212
Textiles, Apparel & Luxury Goods	6.4	11,730,836
Wireless Telecommunication Services	5.8	10,643,376
Specialty Retail	3.9	7,215,563
Diversified Financial Services	3.9	7,211,530
Insurance	3.9	7,092,747
Containers & Packaging	3.5	6,381,122
Media	3.4	6,267,839

The Portfolio did not have any open financial instruments at May 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$138,035,922
Gross unrealized appreciation	$47,180,447
Gross unrealized depreciation	(3,560,738)
Net unrealized appreciation	$43,619,709

The net unrealized depreciation on currency was $12,723.

5

Eaton Vance Growth  Fund  as of May 31, 2006 (Unaudited)

Eaton Vance Growth Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2006, the value of the Fund’s investment in the Portfolio was $124,260,217 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Growth Portfolio                                                                                                                                       as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 87.0%

Security	Shares	Value
Airlines — 0.4%
AMR Corp. (1)	20,000	$493,200
		$493,200
Biotechnology — 3.2%
Celgene Corp. (1)(2)	76,000	3,150,200
Ligand Pharmaceuticals, Inc., Class B (1)(2)	74,000	810,300
		$3,960,500
Building Products — 0.0%
Goodman Global, Inc. (1)	3,710	62,885
		$62,885
Capital Markets — 4.0%
E*Trade Financial Corp. (1)	205,000	4,975,350
		$4,975,350
Communications Equipment — 2.5%
Research In Motion, Ltd. (1)	48,129	3,123,091
		$3,123,091
Computer Peripherals — 2.8%
Apple Computer, Inc. (1)	55,000	3,287,350
Palm, Inc. (1)(2)	13,000	214,240
		$3,501,590
Construction Materials — 0.1%
U.S. Concrete, Inc. (1)	8,500	105,230
		$105,230
Diversified Consumer Services — 1.7%
DeVry, Inc. (1)(2)	68,000	1,666,000
ITT Educational Services, Inc. (1)	7,000	455,000
		$2,121,000
Electric Utilities — 1.0%
British Energy Group PLC (1)	94,000	1,219,137
		$1,219,137
Electronic Equipment & Instruments — 0.8%
CPI International, Inc. (1)	29,703	504,951
Photon Dynamics, Inc. (1)	32,761	522,538
		$1,027,489
Energy Equipment & Services — 1.7%
Dresser-Rand Group, Inc. (1)	30,945	747,631
Pride International, Inc. (1)	21,000	679,350
Transocean, Inc. (1)	8,000	650,960
		$2,077,941

1

Health Care Equipment & Supplies — 1.7%
Dexcom, Inc. (1)(2)	18,500	$360,010
Mentor Corp. (2)	44,000	1,777,160
		$2,137,170
Health Care Providers & Services — 3.6%
Caremark Rx, Inc. (1)	25,000	1,199,250
DaVita, Inc. (1)	14,000	741,440
Henry Schein, Inc. (1)	30,000	1,382,700
Matria Healthcare, Inc. (1)(2)	31,000	894,660
Omnicare, Inc. (2)	5,000	231,800
		$4,449,850
Health Care Technology — 1.0%
Per-Se Technologies, Inc. (1)	50,000	1,246,000
		$1,246,000
Hotels, Restaurants & Leisure — 6.5%
Burger King Holdings, Inc. (1)(2)	20,782	388,623
CKE Restaurants, Inc. (2)	40,000	670,800
Intrawest Corp.	38,000	1,234,240
Krispy Kreme Doughnuts, Inc. (1)(2)	45,000	424,350
Six Flags, Inc. (2)	634,300	5,328,120
		$8,046,133
Household Durables — 0.4%
Sealy Corp. (1)	40,203	527,865
		$527,865
Insurance — 3.1%
Admiral Group PLC	150,000	1,770,225
PartnerRe, Ltd.	33,000	2,026,860
		$3,797,085
Internet Software & Services — 4.1%
Google, Inc., Class A (1)	10,600	3,941,292
Greenfield Online, Inc. (1)	42,738	314,124
HomeStore, Inc. (1)	3,941	23,488
WebEx Communications, Inc. (1)(2)	23,000	755,550
		$5,034,454
IT Services — 9.0%
CheckFree Corp. (1)(2)	60,608	3,026,157
Gartner, Inc. (1)	110,000	1,721,500
Kanbay International, Inc. (1)(2)	82,000	1,134,060
MasterCard, Inc., Class A (1)	30,000	1,348,200
MoneyGram International, Inc.	77,000	2,693,460
Ness Technologies, Inc. (1)	100,000	1,091,000
Syntel, Inc.	9,800	225,400
		$11,239,777

2

Machinery — 0.9%
Parker Hannifin Corp.	14,500	$1,131,290
		$1,131,290
Media — 0.3%
Getty Images, Inc. (1)(2)	5,000	328,350
		$328,350
Metals & Mining — 7.7%
Bolnisi Gold NL	457,556	794,881
Gabriel Resources, Ltd. (1)	300,000	803,851
Gammon Lake Resources, Inc. (1)	215,000	2,747,700
Glamis Gold, Ltd. (1)(2)	66,360	2,545,570
Miramar Mining Corp. (1)	200,000	720,000
NovaGold Resources, Inc. (1)	74,857	949,935
Phelps Dodge Corp.	10,000	856,900
Western Copper Corp. (1)	95,000	124,256
		$9,543,093
Multiline Retail — 1.6%
Big Lots, Inc. (1)	50,000	811,000
Saks, Inc.	70,000	1,123,500
		$1,934,500
Oil, Gas & Consumable Fuels — 10.3%
Hess Corp. (2)	43,500	6,525,000
Parallel Petroleum Corp. (1)	35,916	868,449
SXR Uranium One, Inc. (1)(2)	338,852	2,979,325
Valero Energy Corp.	40,000	2,454,000
		$12,826,774
Personal Products — 0.7%
Herbalife, Ltd. (1)	21,898	859,497
		$859,497
Pharmaceuticals — 4.8%
Adams Respiratory Therapeutics, Inc. (1)	14,000	647,920
Endo Pharmaceuticals Holdings, Inc. (1)	40,859	1,198,803
Medicines Co., (The) (1)(2)	36,000	666,000
Shire Pharmaceuticals PLC ADR	79,000	3,491,010
		$6,003,733
Semiconductors & Semiconductor Equipment — 3.0%
Atheros Communications, Inc. (1)	61,000	1,347,490
MEMC Electronic Materials, Inc. (1)	23,000	805,460
Micron Technology, Inc. (1)(2)	80,000	1,324,800
Tessera Technologies, Inc. (1)	10,000	282,400
		$3,760,150

3

Specialty Retail — 2.4%
Circuit City Stores, Inc. (2)	25,000	$751,000
Men’s Wearhouse, Inc., (The)	24,000	812,880
OfficeMax, Inc.	17,500	723,275
Tweeter Home Entertainment Group, Inc. (1)	100,000	693,000
		$2,980,155
Tobacco — 1.0%
Loews Corp. - Carolina Group	28,000	1,300,320
		$1,300,320
Wireless Telecommunication Services — 6.7%
NII Holdings, Inc. (1)	106,000	5,772,760
Rogers Communications, Inc., Class B	33,000	1,377,090
Tim Participacoes SA ADR	48,000	1,163,040
		$8,312,890
Total Common Stocks (identified cost $93,726,696)		$108,126,499

Commercial Paper — 7.6%

	Principal
	Amount
Security	(000’s omitted)	Value
General Electric Capital Corp., 5.07%, 6/1/06	$4,591	$4,591,000
Prudential Funding, 5.00%, 6/7/06	4,900	4,895,917
Total Commercial Paper (at amortized cost, $9,486,917)		$9,486,917

Short-Term Investments — 27.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.00% (3)	$27,250	$27,249,669
Investors Bank and Trust Company Time Deposit, 5.08%, 6/1/06	2,000	2,000,000
Societe Generale Time Deposit, 5.07%, 6/1/06	4,613	4,613,000
Total Short-Term Investments (at amortized cost, $33,862,669)		$33,862,669
Total Investments — 121.9% (identified cost $137,076,282)		$151,476,085
Other Assets, Less Liabilities — (21.9)%		$(27,215,841)
Net Assets — 100.0%		$124,260,244

ADR	—	American Depository Receipt

4

(1)	Non-income producing security.
(2)	All or a portion of these securities were on loan at May 31, 2006.
(3)

As of May 31, 2006, the Portfolio loaned securities having a market value of $26,074,719 and received $27,249,669 of cash collateral for the loans. This cash was invested in the Eaton Vance Cash Collateral Fund, LLC, an affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of May 31, 2006.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	101.1%	$125,640,115
Canada	12.4%	15,370,818
United Kingdom	5.2%	6,480,372
Bermuda	1.6%	2,026,860
Brazil	0.9%	1,163,040
Australia	0.6%	794,880
	121.9%	$151,476,085

The Portfolio did not have any open financial instruments at May 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$137,076,282
Gross unrealized appreciation	$19,240,224
Gross unrealized depreciation	(4,840,421)
Net unrealized appreciation	$14,399,803

5

Eaton Vance Worldwide Health Sciences Fund as of May 31, 2006 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the “Fund”), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Worldwide Health Sciences Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2006, the value of the Fund’s investment in the Portfolio was $2,335,582,639 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Worldwide Health Sciences Portfolio                                                                                                  as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.31%

			Percentage of
Security	Shares	Value	Net Assets
Major Capitalization-Europe — 12.43% (1)
Novartis AG	3,615,000	$201,056,603	8.61%
Serono SA	140,000	89,312,317	3.82%
		$290,368,920	12.43%
Major Capitalization-Far East — 15.28% (1)
Astellas Pharma, Inc.	2,698,000	106,312,468	4.55%
Chugai Pharmaceuticals Co., Ltd.	5,100,000	110,508,183	4.73%
Takeda Pharmaceutical Co., Ltd.	2,155,800	140,201,791	6.00%
		$357,022,442	15.28%
Major Capitalization-North America — 39.98% (1)
Amgen, Inc. (2)	2,341,000	158,228,190	6.77%
Genentech, Inc. (2)	1,900,000	157,624,000	6.75%
Genzyme Corp. (2)	1,900,000	113,050,000	4.84%
Lilly (Eli) & Co.	1,812,000	93,571,680	4.01%
Medimmune, Inc. (2)	4,235,000	134,757,700	5.77%
Pfizer, Inc.	3,124,000	73,913,840	3.16%
Schering-Plough Corp.	5,500,000	104,830,000	4.49%
Wyeth	2,138,500	97,814,990	4.19%
		$933,790,400	39.98%
Specialty Capitalization-North America — 31.62%
Adolor Corp. (2)	1,738,300	40,624,071	1.74%
Affymetrix, Inc. (2)	1,825,000	50,205,750	2.15%
BioMarin Pharmaceutical, Inc. (2)	2,200,000	28,578,000	1.22%
Cephalon, Inc. (2)	819,800	48,958,456	2.10%
Enzon Pharmaceuticals, Inc. (2)	1,428,800	10,644,560	0.46%
Exelixis, Inc. (2)	3,100,000	33,635,000	1.44%
Gen-Probe, Inc. (2)	2,100,000	113,400,000	4.85%
Given Imaging, Ltd. (2)(3)	485,000	8,375,950	0.36%
LifeCell Corp. (2)	865,000	23,355,000	1.00%
Ligand Pharmaceuticals, Inc., Class B (2)	4,050,000	44,347,500	1.90%
Millennium Pharmaceuticals, Inc. (2)	7,600,000	65,056,000	2.79%
NPS Pharmaceuticals, Inc. (2)	3,149,500	17,448,230	0.75%
OSI Pharmaceuticals, Inc. (2)	1,803,000	51,601,860	2.21%
Pharmacopeia Drug Discovery, Inc. (2)	583,000	2,885,850	0.12%
Savient Pharmaceuticals, Inc. (2)	1,673,500	9,622,625	0.41%
St. Jude Medical, Inc. (2)	2,060,000	70,246,000	3.01%

1

Tanox, Inc. (2)	2,788,000	$39,840,520	1.71%
Vertex Pharmaceuticals, Inc. (2)	2,300,000	79,350,000	3.40%
		$738,175,372	31.62%
Total Common Stocks (identified cost $1,943,060,607)		$2,319,357,134

Preferred Stocks — 0.07%

			Percentage of
Security	Shares	Value	Net Assets
Specialty Capitalization-North America — 0.07%
Predix Pharmaceuticals Holdings, Inc. Series AB (2)(3)(4)	3,898,806	$968,130	0.04%
Predix Pharmaceuticals Holdings, Inc. Series C (2)(3)(4)	2,337,565	580,452	0.03%
		$1,548,582	0.07%
Total Preferred Stocks (identified cost $3,047,657)		$1,548,582

Options — 0.00%

			Percentage of
Security	Shares	Value	Net Assets
Specialty Capitalization-North America — 0.00%
Orchid Cellmark, Inc. Options, Exp. 7/24/11 (2)(3)	2,898	$0	0.00%
		$0	0.00%
Total Options (identified cost $0)		$0

Warrants — 0.00%

			Percentage of
Security	Shares	Value	Net Assets
Given Imaging Warrants, Exp. 9/15/11 (2)(3)	1,283	$17,782	0.00%
Total Warrants (at amortized cost, $0)		$17,782

2

Short-Term Investments — 0.03%

	Principal
	Amount		Percentage of
Security	(000’s omitted)	Value	Net Assets
Investors Bank and Trust Company Time Deposit, 5.08%, 6/1/06	$799	$799,000	0.03%
Total Short-Term Investments (at amortized cost, $799,000)		$799,000
Total Investments (identified cost $1,946,907,264)		$2,321,722,498	99.41%
Other Assets, Less Liabilities		$13,860,393	0.59%
Net Assets		$2,335,582,891	100.00%

(1)	Major capitalization is defined as market value of $5 billion or more.
(2)	Non-income producing security.
(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	Restricted security.

3

The Portfolio did not have any open financial instruments at May 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,946,907,264
Gross unrealized appreciation	$603,598,637
Gross unrealized depreciation	(228,783,403)
Net unrealized appreciation	$374,815,234

At May 31, 2006 the Portfolio owned the following securities (representing 0.07% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (excercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees. This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value
Preferred Stocks
Predix Pharmaceuticals Holdings, Inc. Series AB	8/12/03-8/6/04	3,898,806	$2,532,528	$968,130
Predix Pharmaceuticals Holdings, Inc. Series C	8/6/04	2,337,565	515,129	580,452

			$3,047,657	$1,548,582

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Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	July 25, 2006

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	July 25, 2006